Equity Investments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Equity Investments (Textual) [Abstract]
Total company's investment	$ 422,200,000	$ 409,500,000
Income from equity methods investments	$ 49,491,000	$ 45,443,000	$ 36,531,000
Four Hospitals in Las Vegas, Nevada [Member]
Equity Investments (Textual) [Abstract]
Company owned equity interests	27.50%
One Hospital in Las Vegas, Nevada [Member]
Equity Investments (Textual) [Abstract]
Company owned equity interests	26.10%
Three Hospitals in Macon Georgia, [Member]
Equity Investments (Textual) [Abstract]
Company owned equity interests	38.00%